Investment Property (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary of Changes in Investment Property
(a)
Changes in investment property for the year ended December 31, 2022 are as follows:

(In millions of won)
	2022
Book value as of January 1, 2022	₩	—
Transfer from property, plant and equipment		36,809
Depreciation		(804)
Impairment loss		(7,736)
Book value as of December 31, 2022	₩	28,269